CONVERTIBLE DEBT OBLIGATIONS	12 Months Ended
Dec. 31, 2021
CONVERTIBLE DEBT OBLIGATIONS
CONVERTIBLE DEBT OBLIGATIONS

NOTE 19 — CONVERTIBLE DEBT OBLIGATIONS

As of December 31, 2021 and 2020, the Company’s convertible obligations consisted of the following:

	As of December 31,
	2021	2020
Convertible debt obligations, beg, gross	$1,531,639	$1,918,340
Converted to equity	(257,629)	(386,701)
Deferred debt discount	—	—
Convertible debt obligations, end, net	$1,274,010	$1,531,639
Convertible debt obligations, current portion	$507,765	$1,531,639
Convertible debt obligations, non-current portion	$766,245	$1,531,639

During the year ended December 31, 2020, Genius Group Ltd issued 36 month convertible loans in the principal amount of $1,819,145 which bear interest at rates between 10% to 12% per annum, payable quarterly, annually or at maturity depending upon the convertible note (the “2019 Convertible Notes”). The convertible notes are convertible at the end of the term at the market price of the Company’s ordinary shares. Additionally, in connection with the convertible note issuances, the Company incurred $36,383 of debt issuance costs which are being accounted for as interest expenses.

During the year ended 2019, Entrepreneur Resorts issued 36-month convertible loans in the principal amount of $2,256,178 which bear interest at rates between 10% to 12% per annum, payable monthly, quarterly, annually or at maturity depending upon the convertible note (the “2019 Convertible Notes). The 2019 Convertible Notes are convertible upon Entrepreneur Resorts listing on the Australian Stock Exchange at a price equal to 70% of the initial listing price on the Australian Stock Exchange. The Company bifurcated the conversion option as a derivative liability with a fair value of $783,735 with a debit to deferred debt discount to be amortized over the term of the 2019 Convertible Notes. Additionally, in connection with the 2019 Convertible Note issuances, the Company incurred $134,152 of debt issuance costs which are being accounted for as debt discount and being amortized over the term of the 2019 Convertible notes. During the year ended December 31, 2020, the Company recognized amortization of debt discount of $322,947 as interest expense.

During the year ended December 31, 2021, the Company and holders of 2020 Convertible Notes in the aggregate principal amount of $161,500 and $6,170 of accrued interest were converted into 13,306 GeniusU Limited ordinary shares pursuant to conversion offers extended by Genius Group Ltd at exercise prices equal to the fair value of a GeniusU Limited ordinary share at the time of conversion, or between $10 and $15 per GeniusU Limited ordinary share. The Company recorded the conversions by reclassifying the carrying value of the 2021 Convertible Notes to equity.

During the year ended December 31, 2021, the Company and holders of 2019 Convertible Notes in the aggregate principal amount of $47,884 and $229 of accrued interest were converted into 13,487 Entrepreneurs Resorts Ltd ordinary shares and 1,003 GeniusU Limited ordinary shares pursuant to conversion offers extended by Genius Group Ltd at exercise prices equal to the fair value of Entrepreneur Resorts Ltd and GeniusU Limited ordinary share at the time of conversion. The Company recorded the conversions by reclassifying the carrying value of the 2019 Convertible Notes to equity.

During the year ended December 31, 2020, the Company and holders of 2019 Convertible Notes in an aggregate principal amount of $992,813 were converted into 496,408 shares of Entrepreneur Resorts ordinary shares pursuant to conversion offers extended by Entrepreneur Resorts at an exercise price equal to the fair value of an Entrepreneur Resorts ordinary share at the time of conversion, or $2.00 per Entrepreneur Resorts ordinary share. The Company recorded the conversions by reclassifying the carrying value of the 2019 Convertible Notes to equity.

During the year ended December 31, 2020, the Company and holders of 2019 Convertible Notes in the aggregate principal amount of $739,160 and $111 of accrued interest were converted into 19,605 Genius Group Ltd ordinary shares pursuant to conversion offers extended by Genius Group Ltd at exercise prices equal to the fair value of a Genius Group Ltd ordinary share at the time of conversion, or between $34.87 and $42.86 per Genius Group Ltd ordinary share. The Company recorded the conversions by reclassifying the carrying value of the 2019 Convertible Notes to equity.

During the year ended December 31, 2020, the Company and holders of 2020 Convertible Notes in the aggregate principal amount of $891,400 and $23,016 of accrued interest were converted into 25,652 Genius Group Ltd ordinary shares pursuant to conversion offers extended by Genius Group Ltd at exercise prices equal to the fair value of a Genius Group Ltd ordinary share at the time of conversion, or between $34.87 and $42.86 per Genius Group Ltd ordinary share. The Company recorded the conversions by reclassifying the carrying value of the 2020 Convertible Notes to equity.